State Street SPDR Portfolio Nasdaq 100 ETF Investment Objectives and Goals - State Street SPDR Portfolio Nasdaq 100 ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® Portfolio Nasdaq® 100 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR Portfolio Nasdaq 100 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization equity securities of non-financial companies listed on a U.S. exchange.